Land-use rights, net (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Land-use Rights, Net

Land-use rights, net, as of March 31, 2026 and 2025 consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Land-use rights, at cost	872,563	829,432
Less: accumulated amortization	(255,952)	(226,711)
Total land-use rights, net	$616,611	$602,721

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2027	$16,950
Fiscal year 2028	16,950
Fiscal year 2029	16,950
Fiscal year 2030	16,950
Fiscal year 2031	16,950
Thereafter	531,861
Total	$616,611